Income Tax - Net deferred tax assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax
Organizational costs/Startup expenses	$ 253,000	$ 46,000
Deferred tax assets
Total deferred tax asset	10,939,000	11,004,000
Valuation allowance	(1,039,000)	(851,000)
Deferred tax asset, net of allowance	9,900,000	$ 10,153,000
Seaport Global Acquisition Corp
Income Tax
Organizational costs/Startup expenses	21,692
Federal Net Operating loss	17,089
Deferred tax assets
Total deferred tax asset	38,781
Valuation allowance	$ (38,781)